UNITED STATES	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas
New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2009

Date of Reporting Period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
CALIFORNIA MUNICIPAL BONDS & NOTES—93.8%
$5,300	Assoc. of Bay Area Gov't Finance Auth. Rev.,
	Odd Fellows Home, 5.20%, 11/15/22, Ser. A (CA Mtg. Ins.)	NR/A+	$5,253,519
2,000	Bay Area Gov't Assoc., Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Baa1/AA-	1,935,660
1,945	Bay Area Gov't Assoc., Special Assessment,
	Windmere Ranch Dist., 6.30%, 9/2/25, (Pre-refunded @ $102, 9/2/11) (c)	NR/AAA	2,228,426
	Bay Area Toll Auth. Rev.,
5,000	5.00%, 4/1/34, Ser. F1	Aa3/AA	4,833,400
20,000	San Francisco Bay Area, 5.00%, 4/1/39 (e)	NR/AA	19,130,800
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Baa1/A	1,323,764
9,945	Coronado Community Dev. Agcy., Tax Allocation,
	4.875%, 9/1/35, (AMBAC)	NR/A	7,822,240
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax,
1,110	5.10%, 9/1/25, (AMBAC)	Baa1/A	1,115,983
210	5.55%, 9/1/15, Ser. A	NR/NR	194,225
305	5.65%, 9/1/16, Ser. A	NR/NR	278,977
160	5.75%, 9/1/17, Ser. A	NR/NR	144,600
530	6.00%, 9/1/20, Ser. A	NR/NR	444,299
1,000	6.00%, 9/1/25, Ser. A	NR/NR	768,330
4,150	6.10%, 9/1/32, Ser. A	NR/NR	3,253,559
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Baa1/AA	3,029,490
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A	Aa2/AAA	8,360,756
1,500	Foothill Eastern Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/15/27, (Converts to 5.875% on 7/15/09) (MBIA-IBC)	Baa1/AA-	1,255,950
1,440	Fremont Community Dist., Special Tax, 5.30%, 9/1/30	NR/NR	1,000,310
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	A2/A	10,685,618
1,500	5.00%, 6/1/45, Ser. A	A2/A	1,154,370
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/A	4,617,480
995	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	1,096,779
23,550	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (c)	NR/AAA	27,760,976
495	Health Facs. Finance Auth. Rev.,
	Catholic Healthcare West, 5.00%, 7/1/28	A2/A	425,175
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	A1/A	5,039,293
7,500	Long Beach Bond Finance Auth. Rev., 5.50%, 11/15/37, Ser. A	A2/A+	5,158,200
	Los Angeles, CP (MBIA),
9,895	5.00%, 2/1/27	A1/AA	10,009,188
2,685	5.00%, 10/1/27, Ser. AU	A2/AA	2,709,380
10,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/33 (e)	Aa2/NR	9,765,300
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (FSA)(e)	Aa3/AAA	14,491,500
16,950	5.125%, 7/1/41, Ser. A (FGIC-TCRS)	Aa3/AA	16,594,898
10,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	Aa3/AA-	9,534,600
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (FSA)	Aa3/AAA	7,404,571
10,000	5.00%, 10/1/36 (AMBAC)	Baa1/A	9,064,600

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
$5,330	Manteca Unified School Dist., Special Tax,
	5.00%, 9/1/29, Ser. C (MBIA)	Baa1/AA	$5,203,146
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	A3/NR	3,819,800
5,000	Metropolitan Water Dist., Rev. 5.00%, 7/1/37, Ser. A (e)	NR/AAA	4,977,150
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	3,004,710
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (MBIA-FGIC)	A2/AA	9,177,600
3,510	Riverside, CP, 5.00%, 9/1/33, (AMBAC)	Baa1/A+	3,097,224
	Riverside Unified School Dist. Community Facs. Dist. No. 15,
	Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	725,440
1,000	5.25%, 9/1/30	NR/NR	683,900
1,000	5.25%, 9/1/35	NR/NR	662,810
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27, Ser. B	A3/AA	3,136,109
3,365	5.00%, 9/1/32	A3/AA	2,646,606
2,030	5.00%, 9/1/33	A3/AA	1,585,471
7,500	San Bernardino Community College Dist., GO, 6.25%, 8/1/33, Ser. A	Aa3/AA-	8,010,600
8,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/29, Ser. A (MBIA)	Aa3/AA+	8,002,400
1,000	San Diego Public Facs. Financing Auth. Lease Rev.,
	5.00%, 5/15/29, Ser. A (MBIA-FGIC)	A3/AA	946,390
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32, Ser. B (MBIA)	Baa1/AA	1,256,475
	Water Rev.,
11,000	5.00%, 8/1/32 (MBIA)	A3/AA	9,922,880
4,000	5.25%, 8/1/38, Ser. A	A1/AA-	3,832,360
2,800	San Diego Regional Building Auth. Rev.,
	Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,743,300
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (FSA)	Aa2/AAA	4,957,400
5,585	San Francisco City & Cnty. Airports Commission Rev.,
	4.50%, 5/1/28, Ser. 2 (MBIA)	A1/AA	4,845,993
	San Jose Libraries & Parks, GO,
14,970	5.00%, 9/1/32, Ser. 760 (MBIA)(e)	Aa1/AAA	15,069,850
10,190	5.125%, 9/1/31	Aa1/AAA	10,307,389
9,150	San Jose Unified School Dist., GO,
	Santa Clara Cnty., 5.00%, 8/1/27, Ser. A (FSA)	Aa3/AAA	9,243,696
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aa3/AAA	1,745,016
3,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aa3/AAA	3,303,321
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A3/NR	1,281,269
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, 7.00%, 9/1/36, Ser. A	A2/A	1,565,670
7,915	State Public Works Board Rev., Regents Univ., 5.00%, 3/1/33, Ser. A	Aa2/AA-	7,678,262
	State, GO,
2,500	5.00%, 9/1/31	A1/A+	2,328,075
1,400	5.00%, 12/1/37	A1/A	1,265,432
7,000	5.00%, 4/1/38	A1/A+	6,315,470
	Statewide Community Dev. Auth. Rev.,
3,495	Bentley School, 6.75%, 7/1/32 (a)(b)	NR/NR	2,784,571
	Catholic Healthcare West,
1,800	5.50%, 7/1/31, Ser. D	A2/A	1,675,854
1,800	5.50%, 7/1/31, Ser. E	A2/A	1,675,836
1,250	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	779,550
9,700	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	8,678,202
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	NR/A+	2,411,811

PIMCO California Municipal Income Fund II Schedule of Investments
February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
	Methodist Hospital (FHA),
$2,000	6.25%, 8/1/24	Aa2/AA	$2,060,000
2,400	6.625%, 8/1/29	Aa2/AA	2,471,640
8,800	6.75%, 2/1/38	Aa2/AA	9,057,664
500	Peninsula Project, 5.00%, 11/1/29	NR/NR	314,435
3,700	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	Aa3/AA-	3,559,067
1,365	Windrush School, 5.50%, 7/1/37	NR/NR	900,613
1,610	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29, Ser. A	Baa3/NR	1,165,624
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	2,847,600
1,800	Stanislaus Funding, 5.875%, 6/1/43, Ser. A	Baa3/NR	1,108,602
	Univ. Rev.,
5,500	4.75%, 5/15/35, Ser. F (FSA)(e)	NR/AAA	5,064,015
5,000	4.75%, 5/15/35, Ser. G (MBIA-FGIC)(e)	Aa1/AA	4,603,650
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	5,048,727
	Ventura Cnty. Community College Dist., GO,
5,000	5.00%, 8/1/27, Ser. A (MBIA)(e)	Aa3/AA	10,050,600
10,000	5.50%, 8/1/33, Ser. C	Aa3/AA	5,084,200
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aa3/AAA	1,504,929
	Total California Municipal Bonds & Notes (cost—$412,554,072)		414,074,620

OTHER MUNICIPAL BONDS & NOTES—1.6%
	New York—0.7%
1,250	Liberty Dev. Corp. Rev., 5.25%, 10/1/35	A1/A	1,024,400
1,900	New York City Municipal Water Finance Auth. Rev.,
	5.00%, 6/15/37, Ser. D (e)	Aa2/AAA	1,863,197
			2,887,597

	Puerto Rico—0.9%
2,200	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	2,004,068
2,505	Public Building Auth. Rev., Gov't Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	1,970,007
			3,974,075
	Total Other Municipal Bonds & Notes (cost—$7,189,025)		6,861,672

CORPORATE BONDS & NOTES (d)—1.0%
700	International Lease Finance Corp., 1.469%, 5/24/10, FRN	Baa1/BBB+	494,718
5,000	SLM Corp., 1.319%, 7/26/10	Baa2/BBB-	4,119,885
	Total Corporate Bonds & Notes (cost—$5,005,490)		4,614,603

SHORT-TERM INVESTMENTS (d)—3.6%
Corporate Notes—3.6%
500	American General Finance Corp., 3.875%, 10/1/09	Baa1/BB+	329,992
	CIT Group, Inc.,
1,100	1.358%, 8/17/09	Baa2/BBB+	1,025,837
9,200	4.125%, 11/3/09	Baa2/BBB+	8,596,213
2,900	Goldman Sachs Group, Inc., 1.318%, 11/16/09, FRN	A1/A	2,802,873
	International Lease Finance Corp.,
500	1.494%, 1/15/10, FRN	Baa1/BBB+	401,609
1,839	4.375%, 11/1/09	Baa1/BBB+	1,470,913
1,651	4.75%, 7/1/09	Baa1/BBB+	1,421,906
	Total Corporate Notes (cost—$16,605,618)		16,049,343

	Total Investments (cost—$441,354,205)—100.0%		$441,600,238

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,784,571, representing 0.63% of total investments.
(b)	Illiquid security.
(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	All or partial amount segregated as collateral for reverse repurchase agreements.
(e)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Open reverse repurchase agreements at February 28, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	1/28/09	3/2/09	$9,509,273	$9,502,000
	0.90%	2/25/09	3/12/09	8,183,613	8,183,000
					$17,685,000

Collateral for open reverse repurchase agreements at February 28, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Barclays Bank	American General Finance Corp.	3.875%	10/1/09	$500,000	$329,992
	CIT Group, Inc.	1.358%	8/17/09	1,100,000	1,025,837
	CIT Group, Inc.	4.125%	11/3/09	9,200,000	8,596,213
	Goldman Sachs Group, Inc.	1.318%	11/16/09	2,900,000	2,802,873
	International Lease Finance Corp.	1.469%	5/24/10	700,000	494,718
	International Lease Finance Corp.	1.494%	1/15/10	500,000	401,609
	International Lease Finance Corp.	4.375%	11/1/09	1,839,000	1,470,913
	International Lease Finance Corp.	4.75%	7/1/09	1,651,000	1,421,906
	SLM Corp.	1.319%	7/26/10	5,000,000	4,119,885
					$20,663,946

Fair Value Measurements–Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•    Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access.
•    Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.
•    Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	441,600,238
Level 3 - Significant Unobservable Inputs	—
Total	$441,600,238

Item 2. Controls and Procedures
(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
     (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 20, 2009